Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of operating segments [line items]
Net interest income	$ 2,893	$ 2,747	$ 2,729	$ 8,479	$ 8,252
Non-interest income	2,163	2,185	1,979	6,472	5,889
Revenue	5,056	4,932	4,708	14,951	14,141
Provision for (reversal of) credit losses	(99)	32	525	80	2,198
Amortization and impairment	244	249	249	730	775
Other non-interest expenses	2,674	2,507	2,453	7,670	7,696
Income (loss) before income taxes	2,237	2,144	1,481	6,471	3,472
Income taxes	507	493	309	1,465	696
Net income (loss)	1,730	1,651	1,172	5,006	2,776
Non-controlling interests	5	4	2	13	1
Equity shareholders	1,725	1,647	1,170	4,993	2,775
Average assets	806,768	795,373	757,589	800,755	720,906
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,504	1,425	1,426	4,412	4,363
Non-interest income	552	516	484	1,610	1,562
Revenue	2,056	1,941	1,910	6,022	5,925
Provision for (reversal of) credit losses	67	65	217	186	1,068
Amortization and impairment	53	53	57	159	171
Other non-interest expenses	1,065	1,005	1,015	3,103	3,061
Income (loss) before income taxes	871	818	621	2,574	1,625
Income taxes	229	215	164	677	430
Net income (loss)	642	603	457	1,897	1,195
Equity shareholders	642	603	457	1,897	1,195
Average assets	276,572	266,763	252,249	268,309	251,915
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	336	305	318	939	954
Non-interest income	871	830	695	2,491	2,139
Revenue	1,207	1,135	1,013	3,430	3,093
Provision for (reversal of) credit losses	(49)	(18)	57	(34)	278
Amortization and impairment	7	7	8	21	22
Other non-interest expenses	610	601	511	1,776	1,617
Income (loss) before income taxes	639	545	437	1,667	1,176
Income taxes	169	146	117	444	314
Net income (loss)	470	399	320	1,223	862
Equity shareholders	470	399	320	1,223	862
Average assets	71,863	67,969	66,176	68,541	66,115
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	356	351	354	1,081	1,066
Non-interest income	183	181	158	551	458
Revenue	539	532	512	1,632	1,524
Provision for (reversal of) credit losses	(57)	(12)	160	(24)	405
Amortization and impairment	27	27	31	82	97
Other non-interest expenses	247	244	239	743	762
Income (loss) before income taxes	322	273	82	831	260
Income taxes	56	57	22	161	20
Net income (loss)	266	216	60	670	240
Equity shareholders	266	216	60	670	240
Average assets	45,772	46,364	50,321	46,548	48,097
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	669	662	636	2,013	1,702
Non-interest income	471	532	510	1,495	1,417
Revenue	1,140	1,194	1,146	3,508	3,119
Provision for (reversal of) credit losses	(60)	(11)	64	(66)	294
Amortization and impairment	3	3	3	8	8
Other non-interest expenses	526	535	484	1,581	1,463
Income (loss) before income taxes	671	667	595	1,985	1,354
Income taxes	180	172	152	506	356
Net income (loss)	491	495	443	1,479	998
Equity shareholders	491	495	443	1,479	998
Average assets	256,512	250,627	233,252	252,540	227,105
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	28	4	(5)	34	167
Non-interest income	86	126	132	325	313
Revenue	114	130	127	359	480
Provision for (reversal of) credit losses		8	27	18	153
Amortization and impairment	154	159	150	460	477
Other non-interest expenses	226	122	204	467	793
Income (loss) before income taxes	(266)	(159)	(254)	(586)	(943)
Income taxes	(127)	(97)	(146)	(323)	(424)
Net income (loss)	(139)	(62)	(108)	(263)	(519)
Non-controlling interests	5	4	2	13	1
Equity shareholders	(144)	(66)	(110)	(276)	(520)
Average assets	$ 156,049	$ 163,650	$ 155,591	$ 164,817	$ 127,674